Leases - Summary of Rents from Non-Cancelable Operating Leases Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	$ 56,076	$ 62,949	$ 58,365
Less Than One Year [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	17,938	15,067	18,550
Less Than Two Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	13,460	10,716	9,178
Less Than Three Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	11,819	11,252	9,696
Less Than Four Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	$ 11,008	11,899	10,138
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable		12,583	10,497
More than five years [Member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable		$ 1,432	$ 306